GS Mortgage-Backed Securities Trust 2021-PJ9 ABS-15G

Exhibit 99.1 Schedule 7

Data Compare Summary (Total)

Run Date - 9/7/2021 5:56:19 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	113	0.00%	890
Amortization Term	0	27	0.00%	890
Amortization Type	0	49	0.00%	890
Balloon Flag	0	834	0.00%	890
Borrower First Name	0	835	0.00%	890
Borrower FTHB	0	25	0.00%	890
Borrower Last Name	0	835	0.00%	890
Borrower Middle Name	0	2	0.00%	890
Borrower SSN	0	834	0.00%	890
City	0	868	0.00%	890
Coborrower First Name	0	2	0.00%	890
Coborrower Last Name	0	2	0.00%	890
Coborrower Middle Name	0	2	0.00%	890
Coborrower SSN	0	2	0.00%	890
Contract Sales Price	0	43	0.00%	890
Decision System	0	19	0.00%	890
Doc Type	0	63	0.00%	890
Escrow Account	0	177	0.00%	890
First Payment Date	0	24	0.00%	890
Has FTHB	0	109	0.00%	890
Initial Rate Lock Date	0	1	0.00%	890
Investor: Qualifying Housing Ratio	0	2	0.00%	890
Investor: Qualifying Total Debt Ratio	1	859	0.12%	890
Lender	0	834	0.00%	890
Lien Position	0	47	0.00%	890
LTV Valuation Value	11	88	12.50%	890
Margin	0	62	0.00%	890
Maturity Date	0	2	0.00%	890
Mortgage Type	0	19	0.00%	890
Note Date	0	25	0.00%	890
Occupancy	0	890	0.00%	890
Original CLTV	0	859	0.00%	890
Original Interest Rate	0	890	0.00%	890
Original Loan Amount	0	868	0.00%	890
Original LTV	0	890	0.00%	890
Original P&I	0	2	0.00%	890
Original Term	0	86	0.00%	890
Originator Loan Designation	0	834	0.00%	890
PITIA Reserves Months	0	299	0.00%	890
Product Description	0	834	0.00%	890
Property Type	9	889	1.01%	890
Purpose	0	890	0.00%	890
Refi Purpose	2	73	2.74%	890
Representative FICO	0	890	0.00%	890
State	0	890	0.00%	890
Street	0	837	0.00%	890
Universal Loan Identifier (ULI)	0	1	0.00%	890
Zip	0	837	0.00%	890
Total	23	18,563	0.12%	890